Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as described in Note 2 and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On May 5, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among the Company, Ample Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and Jasper Therapeutics, Inc., a Delaware corporation (“Jasper”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Jasper, with Jasper surviving as a wholly-owned subsidiary of the Company. Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with each of the PIPE Investors (as defined in the Business Combination Agreement), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 10,000,000 shares of common stock at a price of $10.00 per share, for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The consummation of the PIPE Financing is contingent upon, among other things, the closing of the transactions contemplated by the Business Combination Agreement (the “Proposed Business Combination”). Under the Business Combination Agreement, the obligations of each of Jasper and the Company to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by the requisite vote of Jasper’s stockholders and the Company’s stockholders.

Jasper Therapeutics, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company has reviewed and evaluated subsequent events through the issuance of the condensed financial statements and has determined that the following subsequent events require disclosure in the condensed financial statements:

On September 24, 2021 (the “Closing Date”), the Company and AMHC consummated the business combination pursuant to the terms of the BCA (the “Business Combination”).

Pursuant to the BCA, on the Closing Date, (i) Merger Sub merged with and into the Company (the “Merger”), with the Company as the surviving company in the Merger, and, after giving effect to such Merger, the Company became a wholly-owned subsidiary of AMHC and changed its name to Jasper Tx Corp., and (ii) AMHC changed its name to “Jasper Therapeutics, Inc.” (together with its consolidated subsidiaries, “New Jasper”).

In accordance with the terms and subject to the conditions of the BCA, at the effective time of the Merger (the “Effective Time”), (i) each share of the Company’s common stock and the Company’s preferred stock outstanding immediately prior to the Effective Time was automatically cancelled, extinguished and converted into the applicable number of shares of voting common stock, par value $0.0001 per share, of New Jasper (“New Jasper Voting Common Stock”) or, in certain circumstances, non-voting common stock, par value $0.0001 per share, of New Jasper (“New Jasper Non-Voting Common Stock”, and together with New Jasper Voting Common Stock, the “New Jasper Common Stock”), based on the Company’s equity value, (ii) each vested and unvested option to purchase shares of the Company’s common stock outstanding as of immediately prior to the Effective Time was cancelled in exchange for a comparable option to purchase shares of New Jasper Voting Common Stock, based on the Company’s equity value, and (iii) each unvested award of restricted shares of the Company’s common stock outstanding immediately prior to the Effective Time was converted into a comparable right to receive restricted shares of New Jasper Common Stock, based on the Company’s equity value. For purposes herein and in the BCA, the Company’s equity value was deemed to be an agreed upon amount equal to $275.0 million.

In addition, concurrently with the execution of the BCA on May 5, 2021, AMHC entered into subscription agreements with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and AMHC agreed to issue and sell to the PIPE Investors, an aggregate of 10,000,000 shares of Class A Common Stock of AMHC at a price of $10.00 per share, for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.

In connection with the Merger, immediately prior to the Closing, each share of AMHC Class B Common Stock outstanding immediately prior to the Merger was converted into one share of AMHC’s Class A Common Stock, and following such conversion, all outstanding shares of AMHC’s Class A Common Stock were converted into an equivalent number of shares of New Jasper Voting Common Stock.

NOTE 16. SUBSEQUENT EVENTS

The Company has reviewed and evaluated subsequent events through June 7, 2021, the date that the financial statements were available to be issued.

Issuance of Series A-1 redeemable convertible preferred shares

On February 26, 2021, the Board approved the settlement of tranche liability and issued 14,316,146 shares of Series A-1 redeemable convertible preferred stock at a $0.7509 price per share for an aggregate cash consideration of $10.7 million.

Stanford Exclusive License Agreement

In March 2021, the Company entered into a license agreement with Stanford (the “Stanford License Agreement”), following the exercise of its option in June 2020. The Company received a worldwide, exclusive license with a right to sublicense for JSP 191 in the field of depleting endogenous blood stem cells in patients for whom hematopoietic cell transplantation is indicated. Stanford transferred certain know-how and patents related to JSP191 (together, the “Licensed Technology”). Under the terms of this agreement, the Company will use commercially reasonable efforts to develop, manufacture, and sell licensed product and to develop markets for a licensed product. In addition, the Company will use commercially reasonable efforts to meet the late-stage clinical development milestones, as specified in the agreement, over the next 6 years and must notify Stanford in writing as each milestone is met.

The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late clinical milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products, if approved.

The Stanford License Agreement expires on a country-by-country basis on the last-to-expire valid claim of a licensed patent in such country. The Company may terminate the Stanford License Agreement by giving Stanford a written notice at least 12 months in advance of the effective date of termination. The Company may also terminate this agreement solely with respect to any particular technology application or patent by giving Stanford written notice at least 60 days in advance of the effective date of termination. Stanford may terminate the Stanford License Agreement after 90 days from a written notice by Stanford, specifying a problem, including a delinquency on any report required pursuant to Stanford License Agreement or any payment, missing a milestone or for a material breach, unless the Company remediates the problem in that 90-day period.

Business Combination Agreement

On May 5, 2021, the Company entered into a Business Combination Agreement (“BCA”) with Amplitude Healthcare Acquisition Corporation (“AMHC”) and Ample Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of AMHC. Subject to the satisfaction of closing conditions, the Company and Merger Sub will merge pursuant to the BCA, with the Company as the surviving corporation. Each outstanding share of capital stock of the Company and outstanding Company stock options will be converted into the right to receive a portion of the transaction share consideration or a replacement option, respectively, per the terms of the BCA.